Recoverable taxes - Summary of Recoverable Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 127,623	R$ 243,320
Current	127,623	243,320
Non-current	0	0
Prepayments of income taxes (IRPJ and CSLL)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	122,070	225,465
Contributions over revenue (PIS and COFINS)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	3,993	16,859
Taxes on services (ISS)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	979	846
Value added taxes (VAT)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 581	R$ 150